Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net income	$ 403,667,000	$ 519,890,000	$ 235,427,000
Non-cash items:
Depreciation and amortization	93,582,000	97,551,000	99,033,000
Write-down / sale of vessels	(38,080,000)	(10,360,000)	(8,888,000)
Unrealized loss (gain) on derivative instruments (note 11)	0	3,709,000	(3,163,000)
Equity income (note 6)	(2,767,000)	(3,432,000)	(244,000)
Freight Tax tax expense (recovery)	(5,720,000)	6,590,000	756,000
Other	6,579,000	10,773,000	6,221,000
Change in operating assets and liabilities (note 20)	(43,146,000)	(22,754,000)	115,030,000
Expenditures For Dry Docking	(28,495,000)	(16,230,000)	(14,423,000)
Net operating cash flow	471,912,000	631,245,000	199,689,000
FINANCING ACTIVITIES
Proceeds from short-term debt	0	50,000,000	134,000,000
Prepayments of short-term debt	0	(50,000,000)	(159,000,000)
Proceeds from long-term debt (note 9)	0	1,000,000	0
Payments of Debt Issuance Costs	0	4,536,000	0
Scheduled repayments of long-term debt (note 9)	0	0	(56,914,000)
Prepayments of long-term debt (note 9)	0	(1,000,000)	(267,592,000)
Proceeds from financings related to sale and leaseback of vessels, net of issuance costs (note 10)	0	0	288,108,000
Scheduled repayments of obligations related to finance leases (note 10)	(5,213,000)	(34,113,000)	(50,636,000)
Prepayment of obligations related to finance leases (note 10)	(136,955,000)	(364,201,000)	0
Proceeds from Issuance of Common Stock	2,895,000	0	0
Payments of Distributions to Affiliates	(5,000,000)	(5,374,000)	0
Payments of Dividends	(102,819,000)	(59,518,000)	0
Business combination, consideration transferred	(92,195,000)	0	0
Other	(4,111,000)	(2,386,000)	(1,014,000)
Net financing cash flow	(343,398,000)	(470,128,000)	(113,048,000)
INVESTING ACTIVITIES
Proceeds from sale of vessels (note 15)	88,778,000	23,561,000	69,646,000
Payments to Acquire Assets, Investing Activities	4,841,000	10,198,000	15,430,000
Expenditures for vessels and equipment	(70,504,000)	0	0
Payments to Acquire Marketable Securities	(21,041,000)	0	0
Net investing cash flow	(5,108,000)	17,263,000	51,216,000
Increase in cash, cash equivalents and restricted cash	123,406,000	178,380,000	137,857,000
Cash, cash equivalents and restricted cash, beginning of the year	392,155,000	213,775,000	75,918,000
Cash, cash equivalents and restricted cash, end of the year (note 20c)	515,561,000	392,155,000	213,775,000
Increase (Decrease) in Notes Receivable, Related Parties	$ 2,500,000	$ 3,900,000	$ (3,000,000)